Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2023
Redeemable Preferred Shares [Abstract]
Redeemable Preferred Shares

10. Redeemable Preferred Shares

Series A Preferred Shares Issuance

On April 22, 2021, the Company entered into an investment agreement with certain investors, to issue 16,466,767 series A preferred shares (“Series A Preferred Shares”), with par value of US$0.0001 each, for an aggregated consideration of US$8,156. The issuance price of the Series A Preferred Shares is US$0.4953.

In addition, the Company was committed to issue 9,864,312 Series Pre-A Preferred Shares to three shareholders holding a total 7.99% equity interest of Beijing SAI, who are currently in the progress of changing from a shareholder of Beijing SAI to a direct investor of the Company (Note 1). The 9,864,312 Series Pre-A

Preferred Shares will be issued to the three shareholders once they have obtained all approval from PRC government and their capital contribution in the Company has been completed.

Automatic conversion event was added for Series Angel, Series Pre-A and Series A preferred shares along with the issuance of Series A Preferred Shares on April 22, 2021, which is each series of Preferred Shares shall automatically be converted into Class A Ordinary Shares, at the then applicable conversion price upon (i) closing of a Qualified Initial Public Offering (“Qualified IPO”) or (ii) the written approval of the holders of a majority of each respective series of preferred shares.

The Beneficial conversion feature (“BCF”) exists when the conversion price of the Series A Preferred Shares is lower than the fair value of the Class A Ordinary Shares at the commitment date, which is the issuance date of Series A Preferred Shares. No BCF was recognized for the Series A Preferred Shares as the fair value of the Class A Ordinary Shares at the commitment date was less than its most favorable conversion price. The fair value of the Company’s Class A Ordinary Shares was determined with the assistance of an independent third-party valuation firm.

Additional Preferences of Preferred Shares after the Reorganization

Additional Redemption Rights

Upon the Reorganization, a new redemption event is added that Series Angel, Series Pre-A and Series A Preferred Shares are redeemable after the sixth anniversary of the issuance of Series A Preferred Shares (April 22, 2021) if a Qualified IPO or trade sale (the sales, through one or a series of transactions, of all or substantially all of the equity securities or assets or undertaking of the Company) does not occur.

As it was not probable for the Redemption Event to happen before the reorganization, the Preferred Shares were not considered currently redeemable, and no accretions were made until the reorganization when the Qualified IPO and trade sale redemption term is added. The Group accretes changes in the redemption value from the date of reorganization and continue until such time to the redemption (6 years) date using interest method at a simple annual interest rate of 10%. The accretion will be recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.

The Preferred Shares are classified in mezzanine equity between the liabilities and the permanent equity on the consolidated balance sheets due to the conditional redemption right upon the occurrence of the redemption events which are beyond the Group’s control. As of December 31, 2020 and 2021, the mezzanine equities are $3,218 and $12,473, respectively.

The change in the number of redeemable preferred shares for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the years ended December 31,
	2021	2022	2023
	(‘000)	(‘000)	(‘000)
Number of redeemable preferred shares
Opening balance	21,000	37,730	—
Issuance of Series Angel Preferred Shares(1)	—	—	—
Conversion of Beijing SAI preferred shares due to reorganization(1)	(21,000)	—	—
Issuance of Series Angel Preferred Shares of the Company due to reorganization(2)	7,289	—	—
Issuance of Series Pre-A Preferred Shares of the Company due to reorganization(3)	13,974	—	—
Issuance of Series A Preferred Shares(4)	16,467	—	—
Conversion into Ordinary Shares (5)		(37,730)	—
Ending balance	37,730	0	0

(1)	The investment in a PRC entity is not presented in the form of single unit share, but the amount and percentage in paid-in capital of the entity. The number of shares presented is under the assumption that RMB1 ($0.15) is equal to 1 unit of share.

(2)	Series Angel Preferred Shares have a par value of $0.0001, with 7,288,630 shares authorized and issued.

(3)	Series Pre-A Preferred Shares have a par value of $0.0001, with 13,974,442 shares authorized. The number of Series Pre-A Preferred Shares issued during 2021 includes 4,110,130 Series Pre-A Preferred Shares issued at reorganization and 9,864,312 Series Pre-A Preferred Shares to be issued upon exercise of the warrants that were granted to three investors of Beijing SAI, as the exercise of these warrants were considered to be administrative procedures and the Company does not expect any circumstances under which those shares would not be issued. The $1.86 million for the exercise of the warrants is considered to be paid by the warrant holders at their Series Pre-A investment on Beijing SAI in September 2020. The administrative procedures for the exercise of the warrants have been completed and the funds were received by SAI on September 9, 2021, and the 9.8 million Series Pre-A Preferred Shares were issued on the same date. The Company considered the Series Pre-A Preferred Shares should be retrospectively stated in the financial statements as if they had been issued in September 2020 and were considered outstanding as of the balance sheet date.

(4)	Series A Preferred Shares has a par value of $0.0001, with 17,247,608 shares authorized and 16,466,767 shares issued.

(5)	The redeemable preferred shares are transferred to Class A Ordinary Shares following the Business Combination, see Note 1a for more information.

On April 29, 2022, the redeemable preferred shares were transferred into Class A Ordinary Shares following the Business Combination based upon a conversion ratio of 0.13376. The change in the number of redeemable preferred shares for the years ended December 31, 2021, 2022 and 2023 is restated as following:

	For the years ended December 31,
	2021	2022	2023
	(‘000)	(‘000)	(‘000)
Number of redeemable preferred shares
Opening balance	2,928	5,151	—
Issuance of Series Angel Preferred Shares(1)	—	—	—
Conversion of Beijing SAI preferred shares due to reorganization(1)	(2,928)	—	—
Issuance of Series Angel Preferred Shares of the Company due to reorganization(2)	975	—	—
Issuance of Series Pre-A Preferred Shares of the Company due to reorganization(3)	1,953	—	—
Issuance of Series A Preferred Shares(4)	2,223	—	—
Conversion into Ordinary Shares (5)	—	(5,151)	—
Ending balance	5,151	—	—

The change in the balance of the mezzanine equities for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Opening balance	3,218	12,473	—
Series Angel Preferred Shares(1)	—	—	—
Series A Preferred Shares(2)	8,156	—	—
Accretion during the period(3)	1,064	—	—
Currency translation adjustment	35	—	—
Conversion into Ordinary Shares(4)	—	(12,473)	—
Ending balance	12,473	—	—

(1)	The issuance of Series Angel Preferred Shares on March 28, 2020, pursuant to which 6.67% of the equity interest of Beijing SAI were transferred for a total consideration of RMB4,000 ($613).

(2)	The issuance of Series A Preferred Shares of 16,466,767 on April 22, 2021, with the par value of $0.0001, for the total consideration of $2,605.

(3)	Accretion provided for the redemption rights for Series Angel, Series Pre-A and Series A Preferred Shares to the redemption value.

(4)	Since the redeemable preferred shares are transferred into Class A Ordinary Shares following the Business Combination, there is no redeemable value of those shares, see Note 1a for more information